Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Note 14 - Other Payables
Note 14 – Other Payables

As of December 31
2023	2022
$ millions	$ millions

Employees (1)	309	368
Current tax liabilities	170	177
Accrued expenses	91	98
Governmental (mainly in respect of royalties)	88	168
Income received in advance	17	41
Derivative instruments	7	44
Others	101	111
	783	1,007

(1)	Including post-employment liabilities in the amount of $22 million and $26 million as of December 31, 2023 and 2022, respectively. See note 16.